Share Purchase Warrants (Tables)	12 Months Ended
Jan. 31, 2025
Share Purchase Warrants
Schedule of continuity of liability-classified warrants
	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022	252,595	1.44	0.51	353
Change in fair value	-	-	-	(353)
Expired	(252,595)	(1.44)	-	-
Balance, January 31, 2023	-	-	-	-
Granted (Note 8(h))	3,571,429	0.11	5.00	48,846
Change in fair value	-	-	-	176,247
Balance, January 31, 2024	3,571,429	0.11	4.12	225,093
Change in fair value	-	-	-	79,345
Balance, January 31, 2025	3,571,429	0.11	3.12	304,438

Schedule of liability-classified warrants were outstanding
Number of Warrants	Exercise Price US$	Expiry Date
3,571,429	0.11	March 14, 2028

Schedule of assumption used for fair values of warrant liabilities
	January 31, 2025	January 31, 2024
Risk free interest rates	2.64%	3.50%
Volatilities	114%	152%
Fair values of common shares	US$0.089	US$0.056
Expected dividends	Nil%	Nil%
Expected lives	3.12 years	4.12 years
Exercise prices	US$0.11	US$0.11
Fair values of warrants	US$0.06	US$0.05

Schedule of continuity of liability-classified warrants of MedMelior
	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022	-	-	-	-
Granted (Note 12)	96,667	1.25	2.00	25,709
Change in fair value	-	-	–	(5,009)
Balance, January 31, 2023	96,667	1.25	1.36	20,700
Granted (Note 12)	221,333	1.25	2.00	72,190
Change in fair value	-	-	-	(38,483)
Balance, January 31, 2024	318,000	1.25	1.02	54,407
Expired	(96,667)	(1.25)	-	-
Change in fair value	-	-	-	(45,909)
Balance, January 31, 2025	221,333	1.25	0.31	8,498

Schedule of liability-classified warrants of MedMelior were outstanding
Number of Warrants	Exercise Price US$	Expiry Date
221,333	1.25	May 23, 2025

Schedule of assumption used for fair values of MedMelior warrant liabilities
	January 31, 2025	January 31, 2024
Risk free interest rates	2.89%	4.17%
Volatilities	101%	101%
Fair values of common shares	US$0.63	US$0.63
Expected dividends	Nil%	Nil%
Expected lives	0.31 years	0.36 to 1.31 years
Exercise prices	US$1.25	US$1.25
Fair values of warrants	US$0.03	US$0.03 to US$0.17

Schedule of continuity of equity-classified warrants
	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)

Balance, January 31, 2022	31,259,127	0.59	2.14
Expired	(1,118,484)	(2.43)	-

Balance, January 31, 2023	30,140,643	0.52	1.21
Granted (Notes 8(g), 8(i), 8(j) and 8(k))	23,104,000	0.14	4.24
Expired	(438,095)	(0.70)	-

Balance, January 31, 2024	52,806,548	0.35	1.90
Granted (Notes 6(c), 6(d), 6(f), 8(b), 8(c) and 8(d))	14,001,041	0.12	1.93
Expired	(23,316,250)	(0.50)	-

Balance, January 31, 2025	43,491,339	0.20	1.89

Schedule of equity-classified warrants were outstanding
Number of Warrants	Exercise Price $	Expiry Date

840,000	0.10	March 14, 2025
3,064,000	0.10	August 30, 2025
6,386,298	0.60	December 2, 2025(1)
2,000,000	0.10	December 14, 2025
3,035,342	0.10	December 31, 2025
78,000	0.10	February 28, 2026
168,000	0.10	March 27, 2026
36,000	0.10	April 29, 2026
5,300,000	0.13	June 13, 2026
1,750,000	0.13	July 1, 2026
350,000	0.10	August 31, 2026
2,983,699	0.10	September 27, 2026
300,000	0.10	October 29, 2026
15,000,000	0.15	March 14, 2028
2,200,000	0.15	July 9, 2028
43,491,339

Schedule of warrants using residual value method
	January 31, 2025	January 31, 2024
Nature of warrants	Brokers’ warrants (Notes 6(c), 6(d) and 6(f))	Brokers’ warrants (Notes 8(g) and 8(j))
Dates of grant	February 29, March 28 and April 30, 2024	March 14 and August 31, 2023
Risk free interest rates	4.13% to 4.33%	3.72% and 4.64%
Volatilities	114% to 115%	114% and 112%
Fair values of common shares on grant dates	$0.085 to $0.10	$0.085
Expected dividends	Nil%	Nil%
Expected lives	Two (2) years	Two (2) years
Exercise prices	$0.10	$0.10
Fair values of warrants on grant dates	$0.05 to $0.06	$0.05